Summary of Significant Accounting Policies (Details)	Dec. 31, 2018	Dec. 31, 2017
RMB into U.S. Dollars [Member]
Balance sheet	6.8764	6.5064
Average Rates	6.6146	6.757
Euro into U.S. Dollars [Member]
Balance sheet	0.8737
Average Rates	0.8789
Yen into U.S. Dollars [Member]
Balance sheet	110.0039
Average Rates	112.1693